Investment in Other Entities	9 Months Ended
Sep. 30, 2022
Investment in Other Entities Disclosure [Abstract]
Investment in Other Entities

4. Investment in Other Entities

The Company uses the equity method to account for investments in affiliates that it does not control, but in which it has the ability to exercise significant influence over operating and financial policies. The Company’s investments in these nonconsolidated affiliates are reflected in the Company’s condensed consolidated balance sheets under the equity method, and the Company’s proportionate net (loss) income, if any, is included in the Company’s condensed consolidated statements of operations as (loss) income from equity method investments.

Our equity method investments were as follows as of September 30, 2022 and December 31, 2021:

		Carrying Value
	Percentage of ownership	September 30, 2022	December 31, 2021
Pine Bend	50.0%	$20,730	$21,188
Noble Road	50.0%	24,053	24,516
GREP	20.0%	3,925	1,446
Total investment in other entities		$48,708	$47,150

Note receivable

In August 2021, the Company acquired 100% ownership interest in Reynolds which held a note receivable of $10,450 to Biotown. The Note receivable had a maturity date of July 15, 2027 and carried an interest rate of 12.5% of which 8% is payable in cash on a quarterly basis from the inception of the loan and 4.5% payment-in-kind interest adding to the outstanding debt balance until the facility becomes operational.

On July 15, 2022, Biotown repaid the total amount outstanding under the Note receivable including paid-in-kind interest and prepayment penalty. The total proceeds received were $11,555 which included $701 paid-in-kind interest accrued from August 2021 to July 15, 2022 and $545 of prepayment penalty. The paid-in-kind interest income accrued during the year ended December 31, 2021 of $288 is shown as cash flow from operations. The Company recorded a gain on repayment of $1,943 as part of Other income in the condensed consolidated statement of operations for the three and nine months ended September 30, 2022.

The Company recorded $95 and $841 as a reduction to interest and financing expense, net in its condensed consolidated statement of operations for the three and nine months ended September 30, 2022, respectively.

The Note receivable also entitles Reynolds to receive 4.25% of any revenue-based distributions made up to a maximum of $4,500 over the term of the debt. The Company recorded the fair value of the Note receivable — variable fee component of $1,538 as an allocation of the initial investment balance of $10,450 and recorded payment-in-kind interest income of $73 and $136 as a reduction to interest and financing expense, net in the condensed consolidated statement of operations for the three and nine months ended September 30, 2022, respectively.

The Note receivable - variable fee component of $1,865 and $1,656 is recorded as a long-term asset on its condensed consolidated balance sheets as of September 30, 2022 and December 31, 2021, respectively.

The following table summarizes the net income from equity method investments:

	Three Months Ended		Nine Months Ended
	September 30, 2022	September 30, 2021	September 30, 2022	September 30, 2021
Revenue (1)	$42,158	$—	$47,247	$14,181
Gross profit	33,053	—	34,665	6,459
Net income	31,356	—	29,615	5,400
		—
Net income from equity method investments (2)	$3,694	$—	$3,658	$2,392

(1)	Revenues include a realized gain of $32,796 from commodity swap contracts on our equity method investment, GREP for the three and nine months ended September 30, 2022.

(2)	Net income from equity method investments represents our portion of the net income from equity method investments in Pine Bend, Noble Road and GREP for the three and nine months ended September 30, 2022 and Beacon for the three and nine months ended September 30, 2021.